Asset Quality (Analysis of Loan Portfolio) (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 239,843	[1],[2]	$ 226,245	[1],[2]	$ 220,458
Percentage Of Total Loans	[1]	100.00%		100.00%
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans		$ 1,100		$ 1,200
Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 234,819		$ 220,867
Percentage Of Total Loans		97.90%		97.62%
30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 661		$ 585
Percentage Of Total Loans		0.28%		0.26%
60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 258		$ 271
Percentage Of Total Loans		0.11%		0.12%
90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 585		$ 629
Percentage Of Total Loans		0.24%		0.28%
Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 1,504		$ 1,485
Percentage Of Total Loans		0.63%		0.66%
Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 1,635		$ 1,694
Percentage Of Total Loans		0.68%		0.75%
Fair Value Option Nonaccrual Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 166		$ 182
Percentage Of Total Loans		0.07%		0.08%
Purchased Impaired Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 1,719		$ 2,017
Percentage Of Total Loans		0.72%		0.89%
Total commercial lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 160,602	[1]	$ 152,282	[1]	147,439
Total commercial lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		159,825		151,585
Total commercial lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		155		144
Total commercial lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		36		69
Total commercial lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		85		52
Total commercial lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		276		265
Total commercial lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		501		432
Total consumer lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		79,241	[1]	73,963	[1]	$ 73,019
Total consumer lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		74,994		69,282
Total consumer lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		506		441
Total consumer lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		222		202
Total consumer lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		500		577
Total consumer lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		1,228		1,220
Total consumer lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		1,134		1,262
Total consumer lending | Fair Value Option Nonaccrual Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		166		182
Total consumer lending | Purchased Impaired Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		1,719		2,017
Commercial | Total commercial lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	125,337		116,834
Commercial | Total commercial lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		124,695		116,300
Commercial | Total commercial lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		102		82
Commercial | Total commercial lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		30		54
Commercial | Total commercial lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		85		52
Commercial | Total commercial lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		217		188
Commercial | Total commercial lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		425		346
Commercial Real Estate | Total commercial lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	28,110		28,140
Commercial Real Estate | Total commercial lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		28,061		28,056
Commercial Real Estate | Total commercial lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		4		6
Commercial Real Estate | Total commercial lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		1		3
Commercial Real Estate | Total commercial lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		5		9
Commercial Real Estate | Total commercial lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		44		75
Equipment Lease Financing | Total commercial lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	7,155		7,308
Equipment Lease Financing | Total commercial lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		7,069		7,229
Equipment Lease Financing | Total commercial lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		49		56
Equipment Lease Financing | Total commercial lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		5		12
Equipment Lease Financing | Total commercial lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		54		68
Equipment Lease Financing | Total commercial lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		32		11
Home Equity
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		25,085		26,123
Home Equity | Government Insured or Guaranteed Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans
Home Equity | Total consumer lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	25,085		26,123
Home Equity | Total consumer lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		23,791		24,556
Home Equity | Total consumer lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		58		66
Home Equity | Total consumer lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		24		25
Home Equity | Total consumer lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		82		91
Home Equity | Total consumer lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		669		797
Home Equity | Total consumer lending | Purchased Impaired Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		543		679
Residential Real Estate
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		21,821		18,657
Residential Real Estate | Government Insured or Guaranteed Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		584		685
Residential Real Estate | Total consumer lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	21,821		18,657
Residential Real Estate | Total consumer lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		19,640		16,216
Residential Real Estate | Total consumer lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		140		135
Residential Real Estate | Total consumer lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		69		73
Residential Real Estate | Total consumer lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		315		363
Residential Real Estate | Total consumer lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		524		571
Residential Real Estate | Total consumer lending | Total Past Due | Government Insured or Guaranteed Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		400		500
Residential Real Estate | Total consumer lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		315		350
Residential Real Estate | Total consumer lending | Fair Value Option Nonaccrual Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		166		182
Residential Real Estate | Total consumer lending | Purchased Impaired Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		1,176		1,338
Automobile | Total consumer lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	16,754		14,419
Automobile | Total consumer lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		16,376		14,165
Automobile | Total consumer lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		178		113
Automobile | Total consumer lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		47		29
Automobile | Total consumer lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		18		12
Automobile | Total consumer lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		243		154
Automobile | Total consumer lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		135		100
Credit Card
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		7,308		6,357
Credit Card | Total consumer lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	7,308		6,357
Credit Card | Total consumer lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		7,133		6,222
Credit Card | Total consumer lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		60		46
Credit Card | Total consumer lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		37		29
Credit Card | Total consumer lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		67		53
Credit Card | Total consumer lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		164		128
Credit Card | Total consumer lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		11		7
Education
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		3,336		3,822
Education | Total consumer lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	3,336		3,822
Education | Total consumer lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		3,156		3,571
Education | Total consumer lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		55		69
Education | Total consumer lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		34		41
Education | Total consumer lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		91		141
Education | Total consumer lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		180		251
Education | Total consumer lending | Total Past Due | Government Insured or Guaranteed Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		200		200
Other Consumer
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		4,937		4,585
Other Consumer | Total consumer lending
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans	[1]	4,937		4,585
Other Consumer | Total consumer lending | Current or Less Than 30 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		4,898		4,552
Other Consumer | Total consumer lending | 30-59 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		15		12
Other Consumer | Total consumer lending | 60-89 Days Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		11		5
Other Consumer | Total consumer lending | 90 Days or More Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		9		8
Other Consumer | Total consumer lending | Total Past Due
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		35		25
Other Consumer | Total consumer lending | Nonperforming Loans
Financing Receivable. Recorded Investment, Past Due [Line Items]
Total Loans		$ 4		$ 8

[1]
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

[2]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.